Earnings per Share	12 Months Ended
Dec. 31, 2021
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Earnings per Share
17. Earnings per Share
Basic earnings per share is calculated by dividing earnings after taxes attributable to the shares by the number of participating shares. Diluted earnings per share is calculated by taking into account the potential increase in the Group’s ordinary shares as the result of granted stock options, restricted stock units and convertible bonds.
Earnings per share were as follows:

	For the years ended
in € thousand	December 31, 2021	December 31, 2020	December 31, 2019
Consolidated net profit/loss	(45,477)	(19,770)	(9,896)
Weighted-average number of ordinary shares, basic and diluted	4,250,135	3,349,403	2,831,427
Basic and diluted earnings per share in €	(10.70)	(5.90)	(3.50)
As of December 31, 2021, 152,610 options and 4,289 RSU´s (2020: 104,831 options, 2019: 0 options) were excluded from the diluted weighted average number of ordinary shares calculation because their effect would have been anti-dilutive.
The average market value of the Company’s shares for the purpose of calculating the dilutive effect of share options was based on quoted market prices for the year during which the options were outstanding.